Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Interest paid, net of capitalized interest	$ 65,061	$ 81,023	$ 85,472
Net income tax payments	134
Net income tax refunds received		29	4,354
Change in accrued purchases of property and equipment in accounts payable	7,923	1,959	(7,149)
Capitalized interest	600	23	185
Bettendorf
Capitalized interest	$ 600	$ 23
Nemacolin
Capitalized interest			$ 185